As filed with the Securities and Exchange Commission on November 23, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2012 – September 30, 2012

Item 1: Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA

INCOME SHARES, INC.

Semi-Annual Report

September 30, 2012

Transamerica Income Shares, Inc.

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at April 1, 2012, and held for the entire period until September 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decresase your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the directors and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Income Shares, Inc.	$1,000.00	$1,056.80	$3.76	$1,021.41	$3.70	0.73%

(A)	5% return per year before expenses.

(B)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At September 30, 2012

(the following chart summarizes the Schedule of Investments of the fund by asset type)

(unaudited)

Asset Type	% of Net Assets
Corporate Debt Securities	73.4%
Securities Lending Collateral	10.6
Mortgage-Backed Securities	10.1
Foreign Government Obligations	3.5
Asset-Backed Securities	3.3
U.S. Government Obligations	3.0
Municipal Government Obligations	1.5
Preferred Stocks	1.5
Preferred Corporate Debt Security	1.4
Repurchase Agreement	0.7
Convertible Bond	0.4
U.S. Government Agency Obligation	0.2
Other Assets and Liabilities - Net	(9.6)

Total	100 .0%

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$961	$1,374
U.S. Treasury Note
1.75%, 05/15/2022	1,385	1,404
2.00%, 02/15/2022	1,430	1,488

Total U.S. Government Obligations (cost $3,811)		4,266

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Freddie Mac, IO
5.00%, 08/01/2035	2,365	313
Total U.S. Government Agency Obligation (cost $667)

FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD1,500	1,601
Mexican Bonos
7.00%, 06/19/2014	MXN12,000	968
7.25%, 12/15/2016	14,000	1,184
Republic of Chile
5.50%, 08/05/2020	CLP576,000	1,283

Total Foreign Government Obligations (cost $4,592)		5,036

MORTGAGE-BACKED SECURITIES - 10.1%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$345	362
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,050	1,074
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A	1,065	1,112
BCAP LLC Trust
Series 2009-RR3, Class 2A1
4.85%, 05/26/2037 - 144A *	128	130
Series 2009-RR6, Class 2A1
2.97%, 08/26/2035 - 144A *	701	638
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A *	507	501
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *	580	605
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	618	644
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	546	563
Series 2006-OC1, Class 2A3A
0.54%, 03/25/2036 *	1,500	791
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A *	402	400
Impac CMB Trust
Series 2007-A, Class A
0.47%, 05/25/2037 *	769	738
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
3.64%, 12/26/2037 - 144A *	324	327
Series 2009-R7, Class 1A1
4.76%, 02/26/2036 - 144A *	535	518
Series 2009-R7, Class 4A1
2.92%, 09/26/2034 - 144A *	462	443
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	241	251

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 12A1
5.08%, 08/26/2036 - 144A *	$266	$264
Series 2009-R9, Class 1A1
2.73%, 08/26/2046 - 144A *	516	513
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
6.00%, 06/15/2049 *	594	649
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.37%, 01/27/2047 - 144A *	371	380
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	487	515
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.98%, 08/15/2045 - 144A *	950	1,115
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	665	706
Oaktree Real Estate Investments/Sabal NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044 - 144A	640	645
Russian Real Estate Forum 2012 LT1 LLC
Series 2012-LT1A, Class A
4.75%, 02/15/2025 - 144A	87	87
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	316	318
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	146	148
Series 2003-L, Class 1A2
4.50%, 11/25/2033 *	122	124

Total Mortgage-Backed Securities (cost $13,862)		14,561

ASSET-BACKED SECURITIES - 3.3%
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.50%, 09/25/2036 *	2,000	776
GSAA Trust
Series 2006-1, Class A3
0.55%, 01/25/2036 *	1,232	808
GSAMP Trust
Series 2006-HE1, Class A2D
0.53%, 01/25/2036 *	1,230	971
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.46%, 03/20/2036 *	804	733
Lehman XS Trust
Series 2005-8, Class 1A3
0.57%, 12/25/2035 *	1,405	768
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.54%, 02/25/2036 *	854	769

Total Asset-Backed Securities (cost $4,245)		4,825

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.5%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 § Δ	835	907
State of California
7.95%, 03/01/2036	1,035	1,242

Total Municipal Government Obligations (cost $1,871)		2,149

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
PREFERRED CORPORATE DEBT SECURITY - 1.4%
Diversified Financial Services - 1.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A *	$1,930	$2,046
Total Preferred Corporate Debt Security (cost $1,621)

CORPORATE DEBT SECURITIES - 73.4%
Airlines - 1.4%
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020	575	612
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	282	297
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	946	1,090
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL1,200	667
Beverages & More, Inc.
9.63%, 10/01/2014 - 144A	$365	376
Capital Markets - 0.8%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	705	763
Morgan Stanley
5.75%, 01/25/2021	400	439
Chemicals - 0.2%
Ecolab, Inc.
4.35%, 12/08/2021	260	295
Commercial Banks - 7.8%
Barclays Bank PLC
10.18%, 06/12/2021-144A	1,212	1,575
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A ^	800	876
CIT Group, Inc.
4.75%, 02/15/2015 - 144A ^	310	323
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017 ^	1,000	1,121
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	1,095	1,439
Regions Bank
7.50%, 05/15/2018	1,465	1,729
Royal Bank of Scotland Group PLC
5.05%, 01/08/2015	500	519
UBS AG/Stamford CT
7.63%, 08/17/2022	490	512
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 * Ž ^	1,440	1,654
Zions Bancorporation
7.75%, 09/23/2014	1,400	1,532
Commercial Services & Supplies - 2.8%
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	650	593
International Lease Finance Corp.
6.25%, 05/15/2019	1,440	1,547
KAR Auction Services, Inc.
4.45%, 05/01/2014 *	1,035	1,034
Steelcase, Inc.
6.38%, 02/15/2021	800	860
Construction Materials - 1.0%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A ^	700	722
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	600	692

	Principal (000’s)	Value (000’s)
Consumer Finance - 1.3%
Ally Financial, Inc.
4.63%, 06/26/2015	$650	$667
Springleaf Finance Corp.
6.90%, 12/15/2017	1,430	1,215
Containers & Packaging - 1.2%
Exopack Holding Corp.
10.00%, 06/01/2018	720	691
Graphic Packaging International, Inc.
9.50%, 06/15/2017	865	947
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	105	117
Distributors - 1.5%
Edgen Murray Corp.
12.25%, 01/15/2015 ^	495	528
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	1,500	1,577
Diversified Financial Services - 7.6%
Bank of America Corp.
6.50%, 08/01/2016	1,070	1,237
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A	755	806
Ford Motor Credit Co., LLC
3.88%, 01/15/2015	420	439
4.25%, 09/20/2022 ^	360	369
General Electric Capital Corp. - Series A
7.13%, 06/15/2022 * Ž	700	780
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	1,375	1,478
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	1,000	998
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	815	822
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,110	1,220
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	650	708
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,515	1,771
Vesey Street Investment Trust I
4.40%, 09/01/2016 *	335	358
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.
5.80%, 03/15/2022	710	773
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,305	1,356
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	200	214
7.63%, 06/15/2021	70	78
Level 3 Communications, Inc.
8.88%, 06/01/2019 - 144A ^	85	89
West Corp.
7.88%, 01/15/2019	180	185
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	350	333
11.75%, 07/15/2017 - 144A	100	94
Electric Utilities - 0.8%
InterGen NV
9.00%, 06/30/2017 - 144A	1,225	1,179
Electrical Equipment - 2.0%
Anixter, Inc.
5.95%, 03/01/2015 ^	1,200	1,274

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Electrical Equipment (continued)
Polypore International, Inc.
7.50%, 11/15/2017 ^	$1,440	$1,551
Energy Equipment & Services - 2.2%
Drill Rigs Holdings, Inc.
6.50%, 10/01/2017 - 144A ^	160	159
Enterprise Products Operating LLC - Series A
8.38%, 08/01/2066 *	600	677
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A	325	327
Transocean, Inc.
6.38%, 12/15/2021	1,065	1,275
Weatherford International, Ltd.
9.63%, 03/01/2019	545	709
Food & Staples Retailing - 1.8%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A	691	726
Ingles Markets, Inc.
8.88%, 05/15/2017	1,055	1,136
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	35	38
SUPERVALU, Inc.
7.50%, 11/15/2014 ^	680	653
Food Products - 1.3%
Arcor SAIC
7.25%, 11/09/2017 - 144A	715	758
Michael Foods Group, Inc.
9.75%, 07/15/2018 ^	720	803
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A ^	305	324
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.
6.25%, 08/01/2020 - 144A	290	307
Health Care Providers & Services - 0.9%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	500	533
Express Scripts Holding Co.
4.75%, 11/15/2021 - 144A	660	764
Household Durables - 0.5%
Beazer Homes USA, Inc.
6.63%, 04/15/2018 - 144A ^	660	705
Household Products - 0.9%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020 - 144A	640	640
9.88%, 08/15/2019	600	638
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.63%, 05/15/2019	360	382
7.88%, 05/15/2021 ^	720	783
Insurance - 6.5%
American Financial Group, Inc.
9.88%, 06/15/2019	920	1,157
Chubb Corp.
6.38%, 03/29/2067 *	879	936
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,495	1,674
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	865	990
ING US, Inc.
5.50%, 07/15/2022 - 144A	470	490
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 - 144A	415	434

	Principal (000’s)	Value (000’s)
Insurance (continued)
Oil Insurance, Ltd.
3.34%, 11/01/2012 - 144A * Ž	$675	$590
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 *	1,640	1,600
Stone Street Trust
5.90%, 12/15/2015 - 144A	1,400	1,472
IT Services - 0.9%
Cardtronics, Inc.
8.25%, 09/01/2018	1,110	1,238
Machinery - 0.5%
American Railcar Industries, Inc.
7.50%, 03/01/2014	729	740
Marine - 0.7%
Martin Midstream Partners LP
8.88%, 04/01/2018	963	1,011
Media - 1.6%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 ^	610	595
7.63%, 03/15/2020	85	82
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	775	862
WMG Acquisition Corp.
9.50%, 06/15/2016	715	778
Metals & Mining - 2.5%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	1,165	1,529
ArcelorMittal
6.50%, 02/25/2022 ^	1,035	1,019
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A ^	90	90
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700	957
Multi-Utilities - 1.1%
Black Hills Corp.
5.88%, 07/15/2020	700	797
9.00%, 05/15/2014	640	716
Oil, Gas & Consumable Fuels - 7.1%
Chesapeake Energy Corp.
6.50%, 08/15/2017 ^	675	704
6.78%, 03/15/2019 ^	700	702
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A ^	490	421
Energy Transfer Equity, LP
7.50%, 10/15/2020	180	204
Energy Transfer Partners, LP
5.20%, 02/01/2022 ^	570	632
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	940	1,037
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A ^	695	692
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	880	958
PDC Energy, Inc.
12.00%, 02/15/2018	400	436
Petrobras International Finance Co.
5.38%, 01/27/2021	560	631
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,200	1,363
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	571	734
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	1,385	1,734

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Paper & Forest Products - 0.9%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ω	$1,392	$1,305
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	465	471
Professional Services - 0.5%
Block Financial LLC
5.13%, 10/30/2014 ^	700	738
Real Estate Investment Trusts - 2.1%
Entertainment Properties Trust
7.75%, 07/15/2020	1,285	1,480
Kilroy Realty, LP
6.63%, 06/01/2020 ^	1,320	1,582
Road & Rail - 1.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	1,500	1,574
Semiconductors & Semiconductor Equipment - 0.2%
Sensata Technologies BV
6.50%, 05/15/2019 - 144A ^	325	347
Software - 0.7%
First Data Corp.
6.75%, 11/01/2020 - 144A	650	646
7.38%, 06/15/2019 - 144A	370	382
Specialty Retail - 1.3%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	635	659
Michaels Stores, Inc.
11.38%, 11/01/2016 ^	1,100	1,152
Textiles, Apparel & Luxury Goods - 0.2%
Jones Group, Inc. / Apparel Group Hold / Apparel Group USA / Footwear Acc Retail
6.88%, 03/15/2019	240	248
Tobacco - 0.7%
Lorillard Tobacco Co.
8.13%, 06/23/2019	830	1,070
Wireless Telecommunication Services - 4.6%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	965	1,086
6.11%, 01/15/2020 - 144A	1,065	1,283
Nextel Communications, Inc. - Series D
7.38%, 08/01/2015	923	926
SBA Tower Trust
5.10%, 04/17/2017 - 144A	1,350	1,504
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	245	294
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non
6.83%, 11/15/2015 - 144A	1,430	1,501

Total Corporate Debt Securities (cost $96,360)		105,711

	Principal (000’s)	Value (000’s)
CONVERTIBLE BOND - 0.4%
Automobiles - 0.4%
Ford Motor Co.
4.25%, 11/15/2016 ^	$430	$593
Total Convertible Bond (cost $430)

	Shares	Value (000’s)
PREFERRED STOCKS - 1.5%
Consumer Finance - 0.8%
Ally Financial, Inc., 8.50% *	44,800	1,096
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp., 9.08% - 144A	852	1,019

Total Preferred Stocks (cost $1,958)		2,115

SECURITIES LENDING COLLATERAL - 10.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	15,264,568	15,265
Total Securities Lending Collateral (cost $15,265)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $1,051 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $1,074.	$1,051	1,051
Total Repurchase Agreement (cost $1,051)

Total Investment Securities (cost $145,733) Õ		157,931
Other Assets and Liabilities - Net		(13,871)

Net Assets		$144,060

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 09/28/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $14,951.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. This security had a market value of $907, or 0.63%, of the fund’s net assets.
Ω	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
▲	Rate shown reflects the yield at 09/28/2012.
Õ

Aggregate cost for federal income tax purposes is $145,733. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,115 and $917, respectively. Net unrealized appreciation for tax purposes is $12,198.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands) (continued):

Δ	Restricted. At 09/30/2012, the fund owned the respective security which was restricted to public resale as follows:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets

Municipal Government Obligations	Rhode Island Economic Development Corp.	10/25/2010	$835	$907	0.63%

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $61,040, or 42.37% of the fund’s net assets.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/2012
Asset-Backed Securities	$—	$4,825	$—	$4,825
Convertible Bond	—	593	—	593
Corporate Debt Securities	—	105,711	—	105,711
Foreign Government Obligations	—	5,036	—	5,036
Mortgage-Backed Securities	—	14,561	—	14,561
Municipal Government Obligations	—	2,149	—	2,149
Preferred Corporate Debt Security	—	2,046	—	2,046
Preferred Stocks	2,115	—	—	2,115
Repurchase Agreement	—	1,051	—	1,051
Securities Lending Collateral	15,265	—	—	15,265
U.S. Government Agency Obligation	—	313	—	313
U.S. Government Obligations	—	4,266	—	4,266
Total	$17,380	$140,551	$—	$157,931

'

Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At September 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $144,682)	$156,880
(including securities loaned of $14,951)
Repurchase agreement, at value (cost: $1,051)	1,051
Cash	774
Receivables:
Investment securities sold	4
Interest	1,962
Securities lending income (net)	10
Prepaid expenses	4

160,685

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	461
Management and advisory fees	55
Transfer agent fees	3
Director fees	2
Administration fees	3
Distributions to shareholders	727
Other	109
Collateral for securities on loan	15,265

16,625

Net assets applicable to 6,319 capital shares outstanding, $1.00 par value (authorized 20,000 shares)	$144,060

Net asset value per share	$22.80

Net assets consist of:
Paid-in capital	$141,160
Distributions in excess of net investment income	(1,862)
Accumulated net realized loss from investment securities	(7,437)
Net unrealized appreciation on:
Investment securities	12,198
Translation of assets and liabilities denominated in foreign currencies	1

Net assets	$144,060

STATEMENT OF OPERATIONS

For the period ended September 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Interest income (net of withholding taxes on foreign interest of $1)	$4,378
Dividend income	139
Securities lending income (net)	53

4,570

Expenses:
Management and advisory	351
Transfer agent	27
Printing and shareholder reports	16
Custody	19
Administration	17
Legal	38
Audit and tax	15
Director	10
Other	20

Total expenses	513

Net investment income	4,057

Net realized loss on transactions from:
Investment securities	(485)
Foreign currency transactions	(14)

(499)

Net change in unrealized appreciation (depreciation) on:
Investment securities	4,527
Translation of assets and liabilities denominated in foreign currencies	1

Net change in unrealized appreciation (depreciation)	4,528

Net realized and change in unrealized gain	4,029

Net increase in net assets resulting from operations	$8,086

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	September 30, 2012 (unaudited)	March 31, 2012
From operations:
Net investment income	$4,057	$8,680
Net realized gain (loss) from investment securities and foreign currency transactions	(499)	773
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	4,528	(1,516)

Net increase in net assets resulting from operations	8,086	7,937

Distributions to shareholders:
From net investment income:	(4,487)	(9,383)

Net increase (decrease) in net assets	3,599	(1,446)

Net assets:
Beginning of period/year	$140,461	$141,907

End of period/year	$144,060	$140,461

Distributions in excess of net investment income	$(1,862)	$(1,432)

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	For the	Year Ended March 31,
	period ended September 30, 2012 (unaudited)	2012	2011	2010	2009	2008
Net asset value
Beginning of period/year	$22.23	$22.46	$22.04	$17.84	$20.73	$22.32
Investment operations
Net investment income(A)	0.64	1.37	1.47	1.50	1.17	1.26
Net realized and unrealized gain (loss)	0.64	(0.11)	0.63	4.25	(2.79)	(1.50)

Total operations	1.28	1.26	2.10	5.75	(1.62)	(0.24)

Distributions
From net investment income	(0.71)	(1.49)	(1.68)	(1.55)	(1.27)	(1.35)

Total distributions	(0.71)	(1.49)	(1.68)	(1.55)	(1.27)	(1.35)

Net asset value
End of period/year	$22.80	$22.23	$22.46	$22.04	$17.84	$20.73

Market value per share
End of period/year	$25.99	$21.79	$21.08	$22.66	$16.60	$ 18.50

Total return(B)	5 .68%(C)	5 .92%	10 .00%	33 .49%	(3 .24)%	(6 .17)%
Ratio and supplemental data
Expenses to average net assets	0 .73%(D)	0 .78%	0 .80%	0 .71%	0 .72%	0 .77%
Net investment income to average net assets	5 .78%(D)	6 .19%	6 .61%	7 .28%	6 .13%	5 .84%
Portfolio turnover rate	13%(C)	33%	65%	131%	129%	75%
Net assets end of period/year (000’s)	$144,060	$140,461	$141,907	$139,241	$112,741	$130,979

The number of shares outstanding at the end of each period

was 6,318,771.

(A)	Calculated based on average number of shares outstanding.

(B)	Total return is based on the change in net assets of the fund’s shares taking into account dividends reinvested at market prices in accordance with the terms of the dividend reinvestment plan.

(C)	Not annualized.

(D)	Annualized.

Note: Prior to April 1, 2010 the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest and fees (after rebates and fees).

Such income is reflected separately in the Statement of Operations. The value of loaned securities and related collateral outstanding at September 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities in the Statement of Operations is net of fees earned by the lending agent for its services.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investments in the Statement of Assets and Liabilities.

The PIKs at September 30, 2012 are listed in the Schedule of Investments.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1.   (continued)

Restricted and illiquid securities: The Fund may invest in unregulated or otherwise restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at September 30, 2012 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Dividend distributions: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. Distributions to shareholders are determined in accordance with federal income tax regulations which may differ from GAAP. See “Automatic Reinvestment Plan” on page 16 for an opportunity to reinvest distributions in shares of the Fund’s common stock.

NOTE 2.   SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-advisor, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Fund’s Board of Directors has delegated the responsibility for valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed an internal Valuation Committee (the “Valuation Committee”) to monitor and implement the fair valuation process. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2.   (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Fund’s investments, at September 30, 2012, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3.   RELATED PARTY TRANSACTIONS

TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management (“AUIM”) is both an affiliate and sub-adviser of the Fund.

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator. TAM, AUIM, and TFS are affiliates of AEGON, NV.

Certain officers and directors of the Fund are also officers and/or directors of TAM, AUIM, and TFS. No interested trustee receives compensation from the Fund.

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.50% of ANA

TAM has agreed to voluntarily waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limits of ANA:

First $30 million	1.50%
Over $30 million	1.00%

There were no fees waived during the period ended September 30, 2012.

Administrative Services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

NOTE 4.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended September 30, 2012 were as follows:

Purchases of securities:
Long-term	$16,684
U.S. Government	1,399
Proceeds from maturities and sales of securities:
Long-term	18,957
U.S. Government	—

NOTE 5.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009 - 2011), or expected to be taken in the Fund’s 2012 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign bonds, foreign currency transactions, capital loss carryforwards, post-October loss deferrals, paydowns, and bond premium amortization.

NOTE 6.   SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Directors of Transamerica Income Shares, Inc. (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Income Shares, Inc. (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Directors determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Directors”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Directors requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Directors also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Directors had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Director may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1- and 10-year periods and above the median for the past 3- and 5-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-year period and above its benchmark for the past 3-, 5- and 10-year periods. The Directors discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund. The Directors also noted that the performance of the Fund had improved during 2012.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Fund, including information provided by Lipper comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Fund’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration and other services, to the Fund by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Fund. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Fund benefited from these economies of scale. The Board considered the Fund’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Fund through investments in capabilities and services. The Directors concluded that the Fund’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Fund

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Fund and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Fund.

Conclusion

After consideration of the factors described above, as well as other factors, the Directors, including all of the Independent Directors, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Section 270.30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following item:

At the annual meeting of shareholders held on July 12, 2012, the results of Proposal 1 were as follows:

Proposal 1: To elect two Directors to serve as Class III Directors for three year terms, and until their successors are duly elected and qualify.

	For	Withheld
Sandra N. Bane	5,296,792.6066	247,284.3417
David W. Jennings	5,298,850.6066	245,226.3417

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 shares or more of the Fund’s common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the “Plan”). Under the Plan, Computershare, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund’s common stock by making purchases in the open market. Plan participants may also deposit cash in amounts between $25 and $2,500 with Computershare for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant’s account credited with, full and fractional shares.

The price at which Computershare is deemed to have acquired shares for a participant’s account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the “Optional Cash Only” feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the “Optional Cash Only” feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Computershare charges a service fee of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Computershare:

Computershare Shareowner Services LLC

480 Washington Boulevard

Jersey City, NJ 07310-1900

1-800-454-9575

Foreign Shareowners: 201-680-6578

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

NOTICE OF PRIVACY POLICY

(unaudited)

At Transamerica Income Shares, Inc., protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of Transamerica Income Shares, Inc. in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Transamerica Income Shares, Inc.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Fund’s proxy voting policies and procedures is available without charge upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (“SEC”) website http://www.sec.gov.

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transamerica Income Shares, Inc.	Semi-Annual Report 2012

Investment Adviser

Transamerica Asset Management, Inc.

570 Carillon Parkway

St. Petersburg, FL 33716-1202

Sub-Adviser

AEGON USA Investment Management, LLC

4333 Edgewood Road, NE

Cedar Rapids, IA 52499

Transfer Agent

Computershare Shareowner Services LLC

480 Washington Boulevard

Jersey City, NJ 07310-1900

1-800-454-9575

Foreign Shareowners: 201-680-6578

www.cpushareownerservices.com

Custodian

State Street Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

1-617-937-6700

Listed

New York Stock Exchange

Symbol: TAI

NASDAQ Symbol: XTAIX

Transamerica Income Shares, Inc. is a closed-end investment company which invests primarily in debt securities. Its primary investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (no change from annual report).

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable (no change from annual report).

Item 11: Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12:   Exhibits.

(a) (1) Not	applicable.
(2)	Separate certifications for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(3)	Not applicable.
(b)

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date: November 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date: November 23, 2012

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date:	November 23, 2012

EXHIBIT INDEX

Exhibit No. Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer